JOHN HANCOCK BOND TRUST

200 Berkeley Street

Boston, MA 02116

April 26, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

Re:	John Hancock Bond Trust (the “Trust”), on behalf of:

John Hancock Short Duration Bond Fund (the “Fund”)

File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 131 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 135 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust and to register Class A, C, I, R6, and NAV shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-3679.

Sincerely,

/s/ Mara Moldwin
Mara Moldwin
Assistant Secretary of the Trust